Share-based payments - Key assumptions used to derive the Performance-vested RSUs value (Details)	May 27, 2022 item $ / shares	Feb. 01, 2022 item $ / shares
Chief Executive Officer | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (USD) | $ / shares		$ 4.42
Vesting hurdle		12
Expected volatility (%)		80.00%
Risk-free rate (%)		1.10%
Time to vesting hurdle year		1 year 10 months 28 days
Dividend yield (%)		0.00%
Chief Executive Officer | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (USD) | $ / shares		$ 4.42
Vesting hurdle		15
Expected volatility (%)		80.00%
Risk-free rate (%)		1.10%
Time to vesting hurdle year		1 year 10 months 28 days
Dividend yield (%)		0.00%
CFO | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (USD) | $ / shares	$ 2.70
Vesting hurdle	12
Expected volatility (%)	80.00%
Risk-free rate (%)	2.20%
Time to vesting hurdle year	1 year 8 months 4 days
Dividend yield (%)	0.00%
CFO | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share price at grant date (USD) | $ / shares	$ 2.70
Vesting hurdle	15
Expected volatility (%)	80.00%
Risk-free rate (%)	2.20%
Time to vesting hurdle year	1 year 8 months 4 days
Dividend yield (%)	0.00%
Performance Based RSUs | Chief Executive Officer | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting hurdle		12
Performance Based RSUs | Chief Executive Officer | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting hurdle		15